Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2012	Apr. 23, 2013
Document And Entity Information
Entity Registrant Name	RUSH EXPLORATION INC.
Entity Central Index Key	0001301574
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		0
Entity Common Stock, Shares Outstanding		86,266,152
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012